Reinsurance and Retrocessional Reinsurance - Written and Earned Premiums and Loss and Loss Adjustment Expenses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Written premiums
Direct	$ 2,489.2	$ 2,086.4	$ 1,511.8
Assumed	1,089.8	931.7	1,289.0
Gross premiums written	3,579.0	3,018.1	2,800.8
Ceded	(1,442.4)	(1,159.7)	(1,194.2)
Net premiums written	2,136.6	1,858.4	1,606.6
Premiums earned
Direct	1,992.8	1,500.2	864.7
Assumed	1,044.5	1,012.9	1,227.9
Gross premiums earned	3,037.3	2,513.1	2,092.6
Ceded	(1,204.7)	(1,012.6)	(932.9)
Net premiums earned	1,832.6	1,500.5	1,159.7
Loss and loss adjustment expense
Direct	870.2	732.6	338.6
Assumed	343.9	619.0	1,140.5
Loss and loss adjustment expense incurred	1,214.1	1,351.6	1,479.1
Ceded	(515.3)	(521.4)	(782.3)
Loss and loss adjustment expense incurred, net	$ 698.8	$ 830.2	$ 696.8